Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares
Ordinary shares
Shareholders' equity:
Stock par value (usd/gbp per share) | $ / shares	$ 0.000042		$ 0.000042
Shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Shares issued	72,742,582	72,742,582	52,346,231	52,346,231
Shares outstanding	72,742,582	72,742,582	52,346,231	52,346,231
Deferred shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00001		£ 0.00001
Shares authorized	34,425	34,425	34,425	34,425
Shares issued	34,425	34,425	34,425	34,425
Shares outstanding	34,425	34,425	34,425	34,425
Deferred B Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00099		£ 0.00099
Shares authorized	88,893,548	88,893,548	88,893,548	88,893,548
Shares issued	88,893,548	88,893,548	88,893,548	88,893,548
Shares outstanding	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.000008		£ 0.000008
Shares authorized	1	1	1	1
Shares issued	1	1	1	1
Shares outstanding	1	1	1	1